CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Current assets:
Cash and cash equivalents (note 6)	$ 52,795	$ 38,197
Trade accounts receivable (note 7)	243,365	277,733
Income taxes receivable	3,891	0
Inventories (note 8)	945,738	954,876
Prepaid expenses, deposits and other current assets	62,092	69,719
Total current assets	1,307,881	1,340,525
Non-current assets:
Property, plant and equipment (note 9)	1,035,818	1,076,883
Intangible assets (note 10)	401,605	354,221
Goodwill (note 10)	226,571	202,108
Deferred income taxes (note 18)	0	1,500
Other non-current assets	8,830	14,907
Total non-current assets	1,672,824	1,649,619
Total assets	2,980,705	2,990,144
Current liabilities:
Accounts payable and accrued liabilities	258,476	234,062
Income taxes payable	0	1,866
Total current liabilities	258,476	235,928
Non-current liabilities:
Long-term debt (note 11)	630,000	600,000
Deferred income taxes (note 18)	3,713	0
Other non-current liabilities (note 12)	37,141	34,569
Total non-current liabilities	670,854	634,569
Total liabilities	929,330	870,497
Equity (note 13):
Share capital	159,170	152,313
Contributed surplus	25,208	23,198
Retained earnings	1,853,457	1,903,525
Accumulated other comprehensive income	13,540	40,611
Total equity attributable to shareholders of the Company	2,051,375	2,119,647
Total liabilities and equity	$ 2,980,705	$ 2,990,144